Condensed Consolidated Statement of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 7,228		$ 6,563	$ 248	$ 294	$ 123
Balance (in shares) at Dec. 31, 2009		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	551			504		47
Other comprehensive income (expense):
Foreign currency translation adjustments	(39)				(54)	15
Dividend paid to Liberty and other	(80)		25	(42)		(63)
Tax benefit resulting from exercise of employee stock options	7		7
Stock-based compensation	18		18
Balance at Dec. 31, 2010	7,654		6,613	710	209	122
Balance (in shares) at Dec. 31, 2010		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612			560		52
Other comprehensive income (expense):
Foreign currency translation adjustments	(10)				(15)	5
Dividend paid to Liberty and other	(267)		1	(218)		(50)
Tax benefit resulting from exercise of employee stock options	8		8
Stock-based compensation	22		22
Balance at Dec. 31, 2011	8,019		6,644	1,052	194	129
Balance (in shares) at Dec. 31, 2011	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	687			624		63
Other comprehensive income (expense):
Foreign currency translation adjustments	(27)				(8)	(19)
Dividend paid to Liberty and other	(1,899)		(33)	(1,837)		(29)
Tax benefit resulting from exercise of employee stock options	20		20
Stock-based compensation	34		34
Balance at Dec. 31, 2012	6,834	0	6,665	(161)	186	144
Balance (in shares) at Dec. 31, 2012	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	106		0	94	0	12
Other comprehensive income (expense):
Foreign currency translation adjustments	(91)		0	0	(78)	(13)
Dividend paid to Liberty and other	(273)		(3)	(245)	0	(25)
Tax benefit resulting from exercise of employee stock options	4		4	0	0	0
Stock-based compensation	10		10	0	0	0
Balance at Mar. 31, 2013	$ 6,590	$ 0	$ 6,676	$ (312)	$ 108	$ 118
Balance (in shares) at Mar. 31, 2013		1